PROVISION FOR INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 11 – PROVISION FOR INCOME TAXES

British Virgin Islands

WANG & LEE GROUP, Inc. and WANG & LEE HOLDINGS, Inc. are incorporated in the British Virgin Islands and are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.,

HK SAR

On 21 March 2018, the HK SAR Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Accordingly, starting from the current year, the HK SAR profits tax is calculated at 8.25% on the first HK$2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HK$2 million.

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2022 and 2021.

	December 31,
	2022	2021
Income before tax	$(596,881)	$(354,743)

HK SAR Profits Tax at 16.5%	(98,485)	(58,533)
Tax effect on non-deductible expenses	54,664	476,534
Tax effect on deductible temporary differences	(122)	(139)
Tax effect on tax loss not recognized	43,943	-
Tax effect on utilization of tax losses	-	(417,862)
Income tax	$-	$-

NOTE 11 – PROVISION FOR INCOME TAXES (CONTINUED)

The Company’s effective tax rate was as follows as of December 31, 2022 and 2021:

	December 31,
	2022	2021

HK SAR Profits Tax at 16.5%	16.5%	16.5%
Tax effect of income not taxable	(16.5)%	(16.5)%
The Company’s effective tax rate	0%	0%